Taxation (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of (Loss) Income Before Income Taxes

(Loss) income before income taxes consists of:

	For the Years Ended December 31
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Non – PRC	(31,701)	(22,250)	(24,037)	(3,971)
PRC	(133,331)	218,916	191,113	31,571

	(165,032)	196,666	167,076	27,600

Schedule of Income Tax (Benefit) Expense

The current and deferred components of the income tax (benefit) expense appearing in the consolidated statements of comprehensive income are as follows:

	For the Year Ended December 31
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Current tax expense	57,371	59,767	72,411	11,961
Deferred tax (benefit) expense	(11,051)	2,419	3,469	573

	46,320	62,186	75,880	12,534

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT is as follows:

	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
(Loss) income before income taxes	(165,032)	196,666	167,076	27,600

Income tax computed at the statutory tax rate of 25%	(41,258)	49,167	41,769	6,900
Effect of different tax rates in different jurisdictions	7,809	5,506	7,910	1,307
Goodwill impairment	75,041	—	—	—
Non-deductible expenses	1,839	4,495	1,393	229
Effect of preferential tax rate	(1,699)	—	—	—
Effect of tax rate changes	(168)	—	—	—
Interests and penalties on unrecognized tax positions	4,756	7,515	9,822	1,622
Changes of valuation allowance	—	(4,497)	(921)	(152)
Withholding tax	—	—	15,907	2,628

	46,320	62,186	75,880	12,534

Reconciliation of Accrued Unrecognized Tax Positions

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the Years Ended December 31,
	2012	2013	2013
	RMB	RMB	US$
Balance at beginning of year	16,293	104,480	17,259
Additions based on tax positions related to the current year	8,483	19,182	3,169
Additions arising from business acquisitions	82,780	—	—
Decrease related to prior year tax position	(3,076)	(22,177)	(3,663)

Balance at end of year	104,480	101,485	16,765

Schedule of Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays are as follows:

	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
The aggregate amount	1,699	—	—	—

-Basic	0.01	—	—	—

-Diluted	0.01	—	—	—

Schedule of Deferred Taxes

The components of deferred taxes are as follows:

	As at December 31, 2013
	2012	2013	2013
	RMB	RMB	US$
Deferred tax assets, current portion
Accrued expenses	8,746	10,860	1,794
Accounts receivable	177	—	—
Allowance for doubtful accounts	46,565	46,565	7,692
Net of operating losses carry forward	2,846	—	—
Deferred revenue, current	2,673	2,679	443
Others	433	1,223	202

	61,440	61,327	10,131
Valuation allowance	(42,363)	(46,611)	(7,700)

Net deferred tax assets, current portion	19,077	14,716	2,431

Deferred tax liabilities, current portion
Deferred cost, current portion	(2,230)	(4,924)	(813)
Revenue generated from financing lease	(2,502)	—	—

Total deferred tax liabilities, current portion	(4,732)	(4,924)	(813)

Deferred tax assets, current portion, net*	16,593	10,652	1,760

Deferred tax liabilities, current portion, net*	(2,248)	(860)	(142)

Deferred tax assets, non-current portion
Depreciation and amortization	47,201	41,244	6,813
Deposits for non-current assets	5,548	5,548	916
Property plant and equipment impairment	795	—	—
Intangible assets	265	1,132	187
Deferred revenue, non-current portion	715	498	82
Long term receivables	432	432	71
Long term investment impairment	10,204	10,204	1,686
Net operating loss**	—	6,555	1,083
Others	3,874	2,659	440

	69,034	68,272	11,278

Valuation allowance	(20,575)	(15,406)	(2,545)
Net deferred tax assets, non-current portion	48,459	52,866	8,733

Deferred tax liabilities, non-current portion
Deferred costs	(3,991)	(19,253)	(3,180)
Intangible assets	(10,272)	(7,972)	(1,317)
Property, plant and equipment	(51,769)	(40,811)	(6,742)

Total deferred tax liabilities, non-current portion	(66,032)	(68,036)	(11,239)
Deferred tax assets, non-current portion, net ***	18,110	17,721	2,927

Deferred tax liabilities, non-current portion, net ***	(35,683)	(32,891)	(5,433)

*	As at December 31, 2012 and 2013, deferred tax assets, current portion of approximately RMB2,484 and RMB4,064 (US$671) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.
**	As of December 31, 2013, the Company had net operating losses from several of its PRC entities of RMB26,220, which can be carried forward to offset future taxable profit. The net operating loss carry forwards as of December 31, 2013 will expire in years 2017 to 2018 if not utilized.
***	As at December 31, 2012 and 2013, deferred tax assets, non-current portion of approximately RMB30,349 and RMB35,145 (US$5,806) have been offset against deferred tax liabilities, non-current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

Schedule of Movement of Valuation Allowance

The movement of valuation allowance is as follows:

	2012	2013	2013
	RMB	RMB	US$
Balance at beginning of year	—	(62,938)	(10,396)
Acquisition of CAH	(67,435)	—
Change of valuation allowance in the current year	4,497	921	151

Balance at end of year	(62,938)	(62,017)	(10,245)